AST BOND PORTFOLIO 2032
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investment — 94.8%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	9,876,746	$93,532,787
(cost $98,615,083)

Short-Term Investment — 3.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,048,890)	3,048,890	3,048,890

TOTAL INVESTMENTS—97.9% (cost $101,663,973)(wa)		96,581,677

Other assets in excess of liabilities(z) — 2.1%		2,101,694

Net Assets — 100.0%		$98,683,371

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
80	10 Year U.S. Treasury Notes	Dec. 2023	$8,645,000	$(150,111)
895	10 Year U.S. Ultra Treasury Notes	Dec. 2023	99,848,438	(3,005,143)
				(3,155,254)
Short Positions:
121	2 Year U.S. Treasury Notes	Dec. 2023	24,528,024	79,441
417	5 Year U.S. Treasury Notes	Dec. 2023	43,934,861	424,294
126	20 Year U.S. Treasury Bonds	Dec. 2023	14,336,438	734,159
66	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	7,833,375	606,275
				1,844,169
				$(1,311,085)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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